INVENTORY	9 Months Ended
Sep. 30, 2017
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 5     INVENTORY

In December 2016, the Company terminated a Distribution and License Agreement with a distributor due to lack of market development by the distributor. In connection with the termination, the Company negotiated the return of five disinfection units on or before January 17, 2017 paying the distributor $25,000 per unit. The units were upgraded with the Company’s current technology to support the ongoing expansion of the Company’s commercial strategy.